SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Payable
Opening balance	$ 97,916
Acquisition of loans		120,851
Issuance of loans payable	60,000	60,000
Fair value adjustment	(24,576)	(26,152)
Repayment of loans payable	(44,428)	(57,873)
Accretion expense	4,405	1,090
Ending balance	$ 93,317	$ 97,916